BONDS AND NOTES ISSUED, Summary (Details) S/ in Thousands, $ in Thousands, ¥ in Millions							12 Months Ended
		Sep. 17, 2024 PEN (S/)	Sep. 10, 2024 USD ($)	Jun. 21, 2022 USD ($)	Mar. 30, 2021 USD ($)	Jul. 02, 2020 USD ($)	Dec. 31, 2024 USD ($) Swap		Dec. 31, 2024 PEN (S/) Swap	Dec. 31, 2023 USD ($)		Dec. 31, 2024 PEN (S/)		Dec. 31, 2024 JPY (¥)		Dec. 31, 2023 PEN (S/)		Sep. 19, 2023 PEN (S/)	Sep. 19, 2023 JPY (¥)	Mar. 30, 2021 PEN (S/)
Bonds and notes [Abstract]
Carrying amount | S/												S/ 17,023,586				S/ 14,373,760
MiBanco [Member]
Bonds and notes [Abstract]
Spread on interest rate			0.35%																	0.40%
Senior Notes One [Member]
Bonds and notes [Abstract]
Senior notes issued							$ 700,000
Redemption price percentage							100.00%		100.00%
Borrowings, interest rate							2.70%					2.70%		2.70%
Senior Notes One [Member] | Cash Flow Hedges [Member]
Bonds and notes [Abstract]
Notional amount							$ 220,000			$ 220,000		S/ 828,100				816,000
Senior Notes Two [Member]
Bonds and notes [Abstract]
Senior notes issued							$ 500,000		S/ 1,150,000
Spread on interest rate							0.30%					0.30%		0.30%
Redemption price percentage							100.00%		100.00%
Borrowings, interest rate							7.85%					7.85%		7.85%
Senior Notes Two [Member] | Treasury of the United States of America's Rate [Member]
Bonds and notes [Abstract]
Borrowings, interest rate							5.85%					5.85%		5.85%
Senior Notes Three [Member]
Bonds and notes [Abstract]
Notional amount							$ 500,000	[1]		500,000	[1]	S/ 1,829,300				1,802,600
Carrying amount							$ 486,000			$ 486,000		S/ 1,810,391	[1]			S/ 1,706,587	[1]
Maturity date	[1]						June 2025		June 2025	June 2025
Senior Notes Three [Member] | Treasury of the United States of America's Rate [Member]
Bonds and notes [Abstract]
Spread on interest rate							0.40%					0.40%		0.40%
Senior Notes Three [Member] | Fixed Interest Rate [Member]
Bonds and notes [Abstract]
Borrowings, interest rate	[1]						2.75%					2.75%		2.75%
Senior Notes Four [Member]
Bonds and notes [Abstract]
Notional amount				$ 30,000
Redemption price percentage				100.00%
Borrowings, interest rate				5.05%
Senior Notes Five [Member] | Cash Flow Hedges [Member]
Bonds and notes [Abstract]
Notional amount												S/ 71,900		¥ 3,000.0				S/ 78,900	¥ 3,000.0
Borrowings, interest rate										0.97%						0.97%
Maturity date							November 19, 2025		November 19, 2025
Senior Notes Seven [Member]
Bonds and notes [Abstract]
Borrowings, interest rate		4.65%
Senior notes redeemed | S/		S/ 2,500,000
3.125% Subordinated Fixed-to-Fixed Rate Notes due 2030 [Member]
Bonds and notes [Abstract]
Notional amount						$ 850,000
Redemption price percentage						100.00%
Borrowings, interest rate						3.13%
3.125% Subordinated Fixed-to-Fixed Rate Notes due 2030 [Member] | MiBanco [Member]
Bonds and notes [Abstract]
Borrowing term							5 years		5 years
3.125% Subordinated Fixed-to-Fixed Rate Notes due 2030 [Member] | Treasury of the United States of America's Rate [Member]
Bonds and notes [Abstract]
Spread on interest rate						0.45%
3.125% Subordinated Fixed-to-Fixed Rate Notes due 2030 [Member] | Treasury of the United States of America's Rate [Member] | MiBanco [Member]
Bonds and notes [Abstract]
Spread on interest rate						3.00%
3.250% Subordinated Fixed-to-Fixed Rate Notes due 2031 [Member]
Bonds and notes [Abstract]
Senior notes issued					$ 500,000
Redemption price percentage					100.00%
Borrowings, interest rate																				3.25%
3.250% Subordinated Fixed-to-Fixed Rate Notes due 2031 [Member] | MiBanco [Member]
Bonds and notes [Abstract]
Spread on interest rate																				2.45%
Borrowing term							5 years		5 years
5.8% Subordinated Fixed to Fixed Rate Notes due 2035 [Member]
Bonds and notes [Abstract]
Senior notes issued			$ 600,000
Redemption price percentage			100.00%
Borrowings, interest rate			5.80%
5.8% Subordinated Fixed to Fixed Rate Notes due 2035 [Member] | MiBanco [Member]
Bonds and notes [Abstract]
Spread on interest rate			2.24%
Borrowing term							5 years		5 years
Subordinated Bonds Fourth Program First Issuance Series A [Member] | MiBanco [Member]
Bonds and notes [Abstract]
Notional amount | S/												155,000	[2]			S/ 155,000	[2]			S/ 155,000
Carrying amount | S/	[2]											S/ 146,274				S/ 146,274
Maturity date	[2]						March 2031		March 2031	March 2031
Minimum period for redemption of notes							5 years		5 years
Subordinated Bonds Fourth Program First Issuance Series A [Member] | Fixed Interest Rate [Member] | MiBanco [Member]
Bonds and notes [Abstract]
Borrowings, interest rate							5.84%	[2]				5.84%	[2]	5.84%	[2]					584.00%
Cross-Currency Swaps [Member]
Bonds and notes [Abstract]
Number of derivative instruments divided | Swap							2		2

[1]	As of December 31, 2024, Credicorp Ltd. holds Senior Notes for approximately US$486.0 million, equivalent to S/1,829.3 million (US$486.0 million, equivalent to S/1,802.6 million as of December 31, 2023) at a fixed rate and maturing on June 17, 2025.All or part of the notes may be redeemed primarily in the following ways: (i) on any date prior to May 17, 2025, upon full or partial repurchase, bearing as a penalty an interest rate equal to the U.S. Treasury rate plus 40 basis points, and (ii) on any date on or after May 17, 2025, at par value. Principal will be paid on the maturity date or upon redemption of the notes.
[2]	As of March 30, 2021, Mibanco S.A. issued the Fourth Subordinated Bond Program, Series A, for S/155.0 million at a fixed rate of 5.84 percent, maturing on March 31, 2031. The principal payment will be made on the maturity date or upon redemption by Mibanco S.A., provided that a minimum period of five years has elapsed since the issuance date.